Share-Based Compensation - Weighted Average Assumptions Used in the Black-Scholes-Merton Option-Pricing Model (Details)		6 Months Ended		12 Months Ended
	Nov. 12, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Valuation assumptions:
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum		35.00%	38.60%	35.00%	35.00%
Expected volatility, maximum		45.00%	40.20%	40.20%	40.20%
Risk-free interest rate, minimum		2.33%	0.76%	0.76%	0.51%
Risk-free interest rate, maximum		2.84%	1.12%	1.30%	2.62%
Expected term (years)			7 years	7 years	7 years
Stock options | Minimum
Valuation assumptions:
Expected term (years)		6 years 25 days
Stock options | Maximum
Valuation assumptions:
Expected term (years)		6 years 7 months 24 days
Employees Earnout Shares
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	35.00%
Risk-free interest rate	0.85%